Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 04, 2019
Document Effective Date	Mar. 04, 2019
Prospectus Date	Feb. 28, 2019
Jackson Square Large-Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSPJX
Jackson Square Large-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSPIX
Jackson Square Large-Cap Growth Fund | IS Class
Prospectus:
Trading Symbol	DPLGX